Apr. 21, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Retail Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Class A, Class C, Class I and Class R6 shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class A, Class C, Class I and Class R6 shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class A, Class C, Class I and Class R6 shares will be included in a future prospectus after the classes have been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to February 27, 2009, the predecessor fund had a different sub-adviser. The performance set forth for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the predecessor fund and it used different investment strategies. The performance set forth for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Value	19.24%	13.15%	6.36%	01/23/2003
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

* * *

Investors Should Retain this Supplement for Future Reference

April 21, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Class I2 Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Class I2 shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I2 shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I2 shares will be included in a future prospectus after the class has been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to February 27, 2009, the predecessor fund had a different sub-adviser. The performance set forth for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the predecessor fund and it used different investment strategies. The performance set forth for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Value	19.24%	13.15%	6.36%	01/23/2003
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

* * *

Investors Should Retain this Supplement for Future Reference

April 21, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Advisor Class Prospectus, Summary Prospectus and

Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Class R4 shares are not offered in this prospectus. Although Advisor Class shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Advisor Class shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Advisor Class shares will be included in a future prospectus after the class has been in operation for one calendar year following the reorganizations.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to February 27, 2009, the predecessor fund had a different sub-adviser. The performance set forth for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the predecessor fund and it used different investment strategies. The performance set forth for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Value	19.24%	13.15%	6.36%	01/23/2003
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

* * *

Investors Should Retain this Supplement for Future Reference

April 21, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Class R, R4 and I3 Prospectus, Summary

Prospectus and Statement of Additional Information

* * *

Class R, R4 and I3 shares of the fund are now available for purchase.

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class I3 and Class R shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class I3 and Class R shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class I3 and Class R shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to February 27, 2009, the predecessor fund had a different sub-adviser. The performance set forth for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the predecessor fund and it used different investment strategies. The performance set forth for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Value	19.24%	13.15%	6.36%	01/23/2003
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

* * *

Investors Should Retain this Supplement for Future Reference

April 21, 2017

TRANSAMERICA FUNDS

Transamerica Small Cap Value

Supplement to the Currently Effective Class T1 and T2 Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

The following replaces in its entirety the information in the Prospectus and Summary Prospectus under the heading “Performance”:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds, including Transamerica Partners Institutional Small Value (the “predecessor fund”), on April 21, 2017, and the predecessor fund is the accounting and performance survivor of the reorganizations. This means that the predecessor fund’s financial and performance history became the financial and performance history of the fund. In the reorganization of the predecessor fund, former shareholders of the predecessor fund received Class R4 shares of the fund. The performance of Class R4 shares includes the performance of the predecessor fund prior to the reorganizations, and has not been restated to reflect the estimated annual operating expenses of Class R4 shares.

The past performance shown below is for Class R4 shares. Although Class T1 and Class T2 shares would have similar annual returns as Class R4 shares because the classes are invested in the same portfolio of securities, the returns for Class T1 and Class T2 shares will differ from Class R4 shares to the extent that the classes have different expenses. Performance information for Class T1 and Class T2 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to February 27, 2009, the predecessor fund had a different sub-adviser. The performance set forth for the period prior to that date is partly attributable to a previous sub-adviser.

Prior to July 9, 2010, a different sub-adviser managed the predecessor fund and it used different investment strategies. The performance set forth for the period between February 27, 2009 and July 8, 2010 is attributable to a previous sub-adviser.

Prior to September 28, 2015, the predecessor fund had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth for the period between July 9, 2010 and September 27, 2015 is attributable to a previous sub-adviser.

Annual Total Returns (calendar years ended December 31) – Class R4

	Quarter Ended	Return
Best Quarter:	12/31/2011	17.69%
Worst:	12/31/2008	-22.43%

Average Annual Total Returns (periods ended December 31, 2016) – Class R4

	1 Year	5 Years	10 Years	Inception Date
Transamerica Small Cap Value	19.24%	13.15%	6.36%	01/23/2003
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

* * *

Investors Should Retain this Supplement for Future Reference

April 21, 2017